Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of related party transactions

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue derived from:
Product sales revenue generated from Alibaba Group(1)	8,607	2,779	—
Warehousing service revenue generated from Alibaba Group(1)	70,566	50,553	—
Store operation service revenue generated from Alibaba Group(1)	5,728	2,210	—
IT service revenue generated from Pengtai	—	—	163
Store operation service revenue generated from Pengtai	5,232	2,079	—
Store operation service revenue generated from Signify	6,493	3,942	1,507
Store operation service revenue generated from Kewei(1)	2,985	—	—
Logistic service revenues collected by Creaway Group	12,814	10,926	558
Logistic service revenues generated from Creaway Group	1,363	18,180	9,333
Store operation service revenue generated from Aoxue	1,522	2,771	2,478
Store operation service revenue generated from Benwei	5,375	1,477	—
Others	1,210	192	—
	113,288	92,330	14,039

Service fees:
Marketing and platform service fees paid to Alibaba Group	278,938	167,356	—
Logistic service fees paid to Alibaba Group	38,373	7,153	—
Outsourcing labor cost paid to Juxi	6,493	203	—
Marketing and platform service fees paid to Kewei(1)	16,337	—	—
Logistic service expenses advanced by Creaway Group	1,330	647	390
Logistic service expenses paid to Creaway Group	2,902	5,429	7,307
Logistic service expenses paid to BBD(1)	718	—	—
IT service fees paid to Alibaba Group	12,755	4,860	—
Others	4,586	1,418	—

Schedule of related party balances

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from Signify	1,383	57
Amounts due from Creaway Group	4,610	5,809
Amounts due from Aoxue	1,023	365
Amounts due from Benwei	2	2
Others	3	2
Total amount due from related parties	7,021	6,235

Amounts due to Creaway Group	3,124	1,087
Others	2,245	445
Total amount due to related parties	5,369	1,532

(1)Alibaba Group Holding Limited (“Alibaba Group”) was previously the ordinary shareholders of the Company, who held approximately 14.4% of the total number of issued shares of the Company. On May 30, 2024, Alibaba Group sold these shares to Champion Kerry via a share sales and purchase agreement and then ceased to be a related party of the Group, while Champion Kerry became a related party of the Group since then.

Shanghai Kewei E-commerce Co., Ltd. (Kewei) became our related party as an e-commerce joint venture in June 2020. The Company disposed its investment in Kewei in April 2025, and Kewei was no longer a related party of the Company as of December 31, 2025.

Baobida IOT Technology (Suzhou) Co., Ltd. (BBD) became our related party as an associate in July 2022. The Company disposed its investment in BBD in June 2025, and BBD was no longer a related party of the Company as of December 31, 2025.